Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2013 Trade Name [Member]	Aug. 31, 2012 Trade Name [Member]	Aug. 31, 2013 Other Intangible Assets [Member]	Aug. 31, 2012 Other Intangible Assets [Member]	Aug. 31, 2012 BioScrip [Member]	Aug. 31, 2013 Usa Drug Acquisition [Member]	Sep. 18, 2012 Usa Drug Acquisition [Member]	Dec. 15, 2012 Cystic Fibrosis Foundation LLC [Member]	Aug. 31, 2012 Crescent [Member]	Aug. 31, 2013 All business and intangible asset acquisitions, excluding USA Drug and Cystic Fibrosis [Member]
Business Acquisition [Line Items]
Inventory										$ 60
Intangible assets								49		156	21	26	135
Goodwill								94		220	16	40
Net cash paid								144		436	29	73	165
Percentage Acquired											80.00%
Remaining ownership subject to call option (in hundredths)											20.00%
Net sales									364
Net earnings									74
Costs incurred related to the acquisition									57
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain on sale of business	$ 20	$ 0	$ 434
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible asset, weighted average useful life (in years)				12 years	12 years	10 years	10 years